Property And Equipment, Net (Details)	12 Months Ended
	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2021 HKD ($)	Nov. 30, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 171,527	$ 21,964	$ 411,742	$ 411,614	$ 411,614